Financial Risk Management	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Financial Risk Management

(15) Financial Risk Management

- Liquidity Risk-

Revenue fluctuations, milestone risks, external events and changes in the business environment might negatively impact the Group’s short- to mid-term profitability and cash reserves. To actively address any related risk and safeguard its cash position, Evotec has defined minimum liquidity levels and regularly monitors liquidity developments & risks. The Group believes that existing liquidity reserves are sufficient to cope with the cumulative impact of all identified risks. The Group’s liquidity reserves have been positively impacted by the sale of 100 % of the shares in Just EU together with multiple arrangements with Sandoz (see (3) Significant Transactions) and historically secured external debt financings mainly via promissory notes and the European Investment Bank.

In June 2025, Evotec terminated €250 million senior secured revolving credit facility. Following changes in Evotec’s financial profile, the facility was no longer aligned with the company’s evolving funding strategy.

The Group does not intend to engage in projects unless adequate funding is allocated or secured. Given the current business environment with economic and political uncertainties as well as the described cancellation of the revolving credit facility and expected debt repayment in 2026, the Group assesses the associated liquidity risk with respect to potential financial impact as high (previous year: medium) and with respect to probability of occurrence as low (previous year: very low).

The general risk of losing a significant amount of cash and cash investments is continuously mitigated by spreading the investments across several different banks in high-credit quality instruments in full compliance with the Group’s approved investment and risk policy. The Group monitors its banks and investments on an ongoing basis. Therefore, the Group assesses the current default risks to be low, remaining unchanged in comparison to the previous year.

Currency exchange movements also impact the Group’s reported liquidity primarily through the translation of liquid assets held in U.S. Dollars or Pound Sterling into Euros. A portion of the funds is held in currencies other than Euro to meet local operating needs. Political and economic uncertainties remain at a higher level causing volatility in the market.

The contractual maturities of the financial liabilities, including the estimated interest payments as of December 31, 2025 and 2024 are shown in the following tables:

	December 31, 2025
	Carrying	Contractual	Due <	Due	Due in more
	amount	Cash flow	1 year	1 - 5 years	than 5 years
	in k€	in k€	in k€	in k€	in k€
Non-derivative financial liabilities
Loans	(276,403)	(286,223)	(83,444)	(157,469)	(45,310)
Lease obligations	(171,286)	(201,158)	(28,146)	(99,974)	(73,039)
Trade accounts payable	(64,763)	(64,763)	(64,763)	—	—
Other financial liabilities	(817)	(817)	(817)	—	—
Total non-derivative financial liabilities	(513,271)	(552,963)	(177,171)	(257,443)	(118,348)
Derivative financial liabilities
Foreign currency forwards	(222)	(222)	(222)	—	—
Total derivative financial liabilities	(222)	(222)	(222)	—	—

	December 31, 2024
	Carrying	Contractual	Due <	Due	Due in more
	amount	Cash flow	1 year	1 - 5 years	than 5 years
	in k€	in k€	in k€	in k€	in k€
Non-derivative financial liabilities
Loans	(287,556)	(301,238)	(7,911)	(196,055)	(97,272)
Lease obligations	(151,863)	(175,081)	(24,548)	(90,484)	(60,048)
Trade accounts payable	(85,792)	(85,792)	(85,792)	—	—
Other financial liabilities	(5,430)	(5,430)	(4,118)	(1,312)	—
Total non-derivative financial liabilities	(530,643)	(567,542)	(122,370)	(287,851)	(157,320)
Derivative financial liabilities
Foreign currency forwards	(4,139)	(4,139)	(4,139)	—	—
Total derivative financial liabilities	(4,139)	(4,139)	(4,139)	—	—

- Currency Risk-

The Group is exposed to foreign exchange risk as the Group entities enter into revenue, purchases, and other transactions in a currency other than the functional currency of the respective Group entity. The functional currencies of the Group entities are mainly Euro, US Dollar and British Pound. In the course of their ordinary business activities, the Group companies are exposed in particular to exchange rate fluctuations between US Dollar, British Pound and Euro. The amount of exchange differences recognized in the consolidated income statement except for those arising on financial instruments measured at fair value through profit or loss in accordance with IFRS 9 is a net loss of € (25,227)k in financial year 2025 (2024: net gain € 12,956k, 2023: net loss € (1,229)k).

The table below shows the average exchange rates as well as the exchange rates as of December 31, 2025 and December 31, 2024, in each case against the Euro:

	Annual average exchange rate		Closing rate
	2025	2024	Dec 31
	Jan 1 - Dec 31	Jan 1 - Dec 31	2025	2024
	€	€	€	€
USD	1.1300	1.0824	1.1750	1.0389
GBP	0.8568	0.8466	0.8726	0.8292

A strengthening (weakening) of the Euro, the US Dollar and the British Pound among themselves and against other currencies, as shown below as at December 31, would lead to an increase (reduction) in equity and earnings with the amounts mentioned below. This analysis relates to financial instruments held for sale on condition that all other variables remain constant and ignore the impact of purchases and sales.

	2025
	USD		GBP		EUR
in k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	14,591	(14,591)	1,406	(1,406)	15,997	(15,997)
Result	14,591	(14,591)	1,406	(1,406)	15,997	(15,997)

	2024
	USD		GBP		EUR
in k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)
Result	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)

	2023
	USD		GBP		EUR
in k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)
Result	16,699	(16,699)	5,278	(5,278)	21,977	21,977

The Group manages foreign exchange exposure by incurring certain expenses in the currency of the local operating business and through selected hedging transactions such as foreign currency forward contracts. The hedging instruments used do not expose the Group to any significant additional risk. The objective of these transactions is to reduce the exposure of exchange rate fluctuations of the Group’s foreign currency denominated cash flows. The Group does not enter into derivative transactions for trading or speculative purposes. Foreign currency contracts are accounted for at fair value. Foreign currency derivative accounting gains of € 24,354k and losses of € (12,700)k are included in non-operating income and expense, resulting in a net gain of € 11,654k in financial year 2025 (2024: net loss € (8,926)k, 2023: net gain € 8,360k). Foreign currency derivative accounting gains in 2025 resulted from unfavorable foreign exchange movements on the underlying during the year.

Derived regularly from the summarized quantitative data about the Group’s currency risks, based on the report to the Management Board, the expected future USD cash flows which are hedged with USD/EUR forward contracts and USD/GBP forward contracts are determined. As of December 31, 2025, cash flows of USD 145,800k (December 31, 2024: USD 114,600k, December 31, 2023: USD 233,000k), of which USD 111,500k was hedged against the Euro (December 31, 2024: USD 84,000k, December 31, 2023: USD 173,000k), and USD 34,300k was hedged against the GBP (December 31, 2024: USD 30,600k, December 31, 2023: USD 60,000k). Further, the expected future EUR cash flows which are hedged with EUR/GBP forward contracts are determined. As of December 31, 2025, cash flows of € 10,157k was hedged against the GBP (December 31, 2024: € 0k, December 31, 2023: € 3,900k).

The fair value of cash and cash equivalents, trade receivables and trade payables approximate their carrying amount due to their short - term nature. Financial assets are accounted for at the trade date.

-Interest Rate Risk-

The Group is exposed to interest rate risk through variable interest-bearing loans as well as current investments in Germany, but also at our foreign entities. The fair value of debt varies from the carrying amount if there is a difference between the underlying interest rate to the market interest rate. As only 5% of Evotec’s loans have variable interest conditions the interest rate risks are considered immaterial.

-Credit Risk-

Credit risk is the risk of financial loss to the Group if a customer fails or partly fails to meet any of its contractual obligations and arises primarily from the receivables from customers, contract assets and investment securities. The maximum exposure to credit risk for trade receivables at the reporting date by geographic region is as follows:

	December 31, 2025	December 31, 2024
	in k€	in k€
USA	43,335	59,084
Europe	62,115	40,499
Rest of the world	30,514	16,528
	135,963	116,111

The maximum credit risk of the contract assets corresponds to the carrying amounts and amounted to € 28,295k at year-end (December 31, 2024: € 46,034k). The maximum credit risk of short-term investments corresponds to the carrying amounts and amounted to € 57,873k at year-end (December 31, 2024: € 90,413k).

The Group has exposure to credit risk primarily with respect to its third-party receivables. The Group continuously assesses the solvency of its customers and maintains an appropriate specific allowance for bad debts, which is derived from the expected collectability of all receivables from third parties. The Group’s receivables from third parties are unsecured and not secured by any liens from customers. On December 31, 2025, 33% of trade account receivables were due from one customer (December 31, 2024: 9%). Any default risks with regards to trade receivables are mainly limited by geographical diversification of customers and by the Group’s monitoring procedures.

-Capital management risk-

The Group actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximize returns. The Group’s cash and short-term investments are held with several different banks. Financial investments are made in liquid, highly diversified investment instruments having at minimum a Standard & Poor’s rating (or equivalent) of at least BBB-.

The following table shows the total assets, equity as well as equity ratio and net cash (cash and cash equivalents minus current and non-current loan liabilities and current and non-current finance lease obligations):

	December 31, 2025	December 31, 2024
	in k€	in k€
Balance sheet total	1,713,945	1,912,502
Equity attributable to Shareholders of Evotec SE	813,704	952,525
Equity ratio in (%)	47.5%	49.8%
Net cash	(29,173)	(133,033)

The Group remains well financed with an equity ratio relating to equity attributable to the Group’s shareholders of 47.5% as of December 31, 2025 (December 31, 2024: 49.8%) and currently has no necessity to raise capital to maintain its operations in the near to mid-term. However, the option to increase capital must always be considered if new opportunities arise such as M&A activities, in-licensing deals requiring additional funding, strategic refinancing or funding of growth initiatives. Furthermore, the acquisition of anchor investors can be of strategic importance for the company.

No minimum capital requirements are stipulated in Evotec’s statutes. The Company has obligations to issue shares out of the conditional capital relating to the exercise of stock options based on miscellaneous stock option plans as well as SPA on the basis of Share Performance Plans (see Note (13)).